Investment contracts (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investment Contracts for General Account

	Without discretionary participation features	With discretionary participation features	Total

At January 1, 2021	20,889	185	21,075

Deposits	20,947	-	20,947

Withdrawals	(21,936)	-	(21,936)

Investment contracts liabilities released	-	(3)	(3)

Interest credited	256	-	256

Net exchange differences	660	12	672

Transfer (to)/from other headings	780	-	780

Other	(23)	-	(23)

At December 31, 2021	21,573	194	21,767

At January 1, 2020	18,382	211	18,594

Deposits	16,189	-	16,189

Withdrawals	(16,047)	-	(16,047)

Investment contracts liabilities released	-	(15)	(15)

Interest credited	246	-	246

Net exchange differences	(698)	(11)	(709)

Transfer (to)/from other headings	2,828	-	2,828

Other	(12)	-	(12)

At December 31, 2020	20,889	185	21,075

Investment contracts consist of the following:	2021	2020

Institutional guaranteed products	187	295

Fixed annuities	9,543	7,786

Savings accounts	11,586	12,540

Investment contracts with discretionary participation features	194	185

Other	256	268

At December 31	21,767	21,075

Summary of Investment Contracts for Account of Policy Holders

	Without discretionary participation features	With discretionary participation features	Total

At January 1, 2021	59,625	31,999	91,624

Gross premium and deposits – existing and new business	11,185	810	11,995

Withdrawals	(10,716)	-	(10,716)

Interest credited	7,572	3,130	10,702

Investment contracts liabilities released	-	(3,815)	(3,815)

Fund charges released	(209)	-	(209)

Net exchange differences	4,256	2,097	6,353

Transfer (to)/from other headings	(473)	(871)	(1,344)

Other	1	-	1

At December 31, 2021	71,242	33,350	104,592

At January 1, 2020	59,956	33,870	93,826

Gross premium and deposits – existing and new business	11,116	786	11,902

Withdrawals	(10,404)	-	(10,404)

Interest credited	5,902	2,895	8,797

Investment contracts liabilities released	-	(3,457)	(3,457)

Fund charges released	(196)	-	(196)

Net exchange differences	(4,008)	(1,808)	(5,816)

Transfer (to)/from other headings	(2,740)	(287)	(3,027)

Other	(1)	-	(1)

At December 31, 2020	59,625	31,999	91,624